Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Change in the valuation allowance	$ 20,600	$ 17,600
Deferred tax assets tax credit carryforwards research	$ 16,385	14,317
Percentage of future cumulative change in ownership	50.00%
Capitalized research and development costs	$ 49,500
Unrecognized tax benefits	4,725	$ 2,767	$ 2,282
Unrecognized tax benefits that would not impact effective tax rate	3,300
Unrecognized tax benefits income tax penalties accrued	$ 200
Minimum [Member] | United States Tax Authorities [Member]
Income Tax Disclosure [Line Items]
Income tax examination year under examination	2005
Minimum [Member] | State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Income tax examination year under examination	2018
Minimum [Member] | Australian Taxation Office [Member]
Income Tax Disclosure [Line Items]
Income tax examination year under examination	2020
Maximum [Member] | United States Tax Authorities [Member]
Income Tax Disclosure [Line Items]
Income tax examination year under examination	2022
Maximum [Member] | State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Income tax examination year under examination	2022
Maximum [Member] | Australian Taxation Office [Member]
Income Tax Disclosure [Line Items]
Income tax examination year under examination	2022
Expiring In 2028 [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 136,200
Expiring Indefinitely [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	107,100
Expiring Indefinitely [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	8,900
Expiring Indefinitely [Member] | Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	1,700
Expiring In 2025 [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	103,500
Expiring In 2023 [Member] | Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	13,700
Expiring In 2024 [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets tax credit carryforwards research	$ 12,300